ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                    U.S SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

1.  Name and address of issuer:
         Cova Variable Annuity Account One
         One Tower Lane, Suite 3000
         Oakbrook Terrace, IL 60181-4644

2.  Name of each series or class of funds for which this notice is filed:
         Cova Variable Annuity Account One

3.  Investment Company Act File Number:
         811-5200

    Securities Act File Number:
         33-14979 and 33-39100

4.  Last day of fiscal year for which this notice is filed:
         December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers 24f-2
declaration:                                                   [  ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
applicable (see Instruction A.6):     NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
           -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:

           3,792,934 units for $83,568,135

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           3,792,934 units for $83,568,135

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

           -0-

12.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                               $ 83,568,135
                                               ____________

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                +   -0-
                                               ____________

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                               - 36,013,486
                                               _____________

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                +   -0-
                                               _____________

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):
                                               47,554,649
                                               _____________


    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                x 1/2900
                                               _____________


    (vii) Fee due (line (i) or line (v) multiplied by line (vi)):

                                                16,398.15

                                                =============



Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and
Other Procedures (17 CFR 202.3a).                                           [X]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:                                      2/21/96
                                                         _______

                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By: /s/ CHRIS HARDEN
      ___________________________________
      Chris Harden
      First Vice President & Chief Accountant



      Date: 2/21/96
      ___________________


* Please print the name and title of the signing officer below the signature.